Cash Dividends paid to the Parent Company - Summary of Cash Dividends Received from Consolidated Subsidiaries and Associates (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of dividends [Line Items]
Cash dividends received	₩ 43,014	₩ 2,552	₩ 14,132
Subsidiaries [member]
Disclosure of dividends [Line Items]
Cash dividends received	159,539	35,733	12,646
Associates [member]
Disclosure of dividends [Line Items]
Cash dividends received	8,806	13,700	312,793
Parent [member]
Disclosure of dividends [Line Items]
Cash dividends received	₩ 168,345	₩ 49,443	₩ 325,439